Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
Federal	$ 41,113	$ 3,456	$ 8,174
State	6,302	5,321	3,547
Foreign	33,335	44,541	27,918
Current income tax expense	80,750	53,318	39,639
Deferred income tax expense (benefit):
Federal	(5,688)	26,183	14,290
State	(488)	2,750	1,225
Foreign	7,494	(5,217)	5,322
Deferred income tax expense	1,318	23,716	20,837
Total income tax expense	$ 82,068	$ 77,034	$ 60,476